Significant accounting policies (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	4 Months Ended	8 Months Ended	12 Months Ended
	May 06, 2021	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 25, 2024	Feb. 15, 2023	May 07, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Common shares and/or quotas			402,190,540	401,803,041
Assets			R$ 60,351,799	R$ 46,343,100
Liabilities			52,755,107	39,253,996
Equity	R$ 3,127,985	R$ 8,449,784	7,596,691	7,089,104	R$ 8,449,784			R$ 3,127,985	R$ 3,324,215
Other comprehensive income that may be reclassified subsequently to the income statement		(106,073)	149,813	(753,017)	(247,385)
Revenues			4,752,576	3,562,697	2,221,823
Profit / (loss) for the year	R$ (40,437)	R$ (14,629)	352,260	(14,079)	(55,068)
Dividends paid			R$ (23,600)	R$ (75,898)	R$ (19,680)
Inter and Co Securities LLC [Member]
Disclosure of subsidiaries [line items]
Common shares and/or quotas			0
Proportion of ownership interest in subsidiary			100.00%	0.00%	0.00%
Inter and Co Securities LLC [Member] | United States of America, Dollars
Disclosure of subsidiaries [line items]
Functional currency			US$
Inter and Co Securities LLC [Member] | UNITED STATES
Disclosure of subsidiaries [line items]
Country			USA
Inter and Co Participações Ltda.
Disclosure of subsidiaries [line items]
Common shares and/or quotas			288,517,995
Proportion of ownership interest in subsidiary			100.00%	0.00%	0.00%
Inter and Co Participações Ltda. | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency			BRL
Inter and Co Participações Ltda. | BRAZIL
Disclosure of subsidiaries [line items]
Country			Brazil
INTRGLOBALEU Serviços Administrativos, LDA [Member]
Disclosure of subsidiaries [line items]
Common shares and/or quotas			1
Proportion of ownership interest in subsidiary			100.00%	0.00%	0.00%
INTRGLOBALEU Serviços Administrativos, LDA [Member] | Euro Member Countries, Euro
Disclosure of subsidiaries [line items]
Functional currency			EUR
INTRGLOBALEU Serviços Administrativos, LDA [Member] | PORTUGAL
Disclosure of subsidiaries [line items]
Country			Portugal
Inter Us Holding, LLC [Member]
Disclosure of subsidiaries [line items]
Common shares and/or quotas			100
Proportion of ownership interest in subsidiary			100.00%	0.00%	0.00%
Inter Us Holding, LLC [Member] | United States of America, Dollars
Disclosure of subsidiaries [line items]
Functional currency			US$
Inter Us Holding, LLC [Member] | UNITED STATES
Disclosure of subsidiaries [line items]
Country			USA
InterHoldingFinanceiraS.a. [Member]
Disclosure of subsidiaries [line items]
Common shares and/or quotas			401,207,704
Proportion of ownership interest in subsidiary			100.00%	0.00%	0.00%
InterHoldingFinanceiraS.a. [Member] | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency			BRL
InterHoldingFinanceiraS.a. [Member] | BRAZIL
Disclosure of subsidiaries [line items]
Country			Brazil
Banco Inter S.A.
Disclosure of subsidiaries [line items]
Common shares and/or quotas			1,297,308,713
Proportion of ownership interest in subsidiary			100.00%	100.00%	31.40%
Equity			R$ (675,488)	R$ (825,301)
Banco Inter S.A. | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency			BRL
Banco Inter S.A. | BRAZIL
Disclosure of subsidiaries [line items]
Country			Brazil
Inter Distribuidora de Ttulos e Valores Mobilirios Ltda.
Disclosure of subsidiaries [line items]
Common shares and/or quotas			195,000,000				416,667,000
Proportion of ownership interest in subsidiary			100.00%	98.30%	30.90%
Value per share in reais							R$ 1.00
Inter Distribuidora de Ttulos e Valores Mobilirios Ltda. | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency			BRL
Inter Distribuidora de Ttulos e Valores Mobilirios Ltda. | BRAZIL
Disclosure of subsidiaries [line items]
Country			Brazil
Inter Digital Corretora e Consultoria de Seguros Ltda.
Disclosure of subsidiaries [line items]
Common shares and/or quotas			59,750
Proportion of ownership interest in subsidiary			60.00%	60.00%	18.80%
Inter Digital Corretora e Consultoria de Seguros Ltda. | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency			BRL
Inter Digital Corretora e Consultoria de Seguros Ltda. | BRAZIL
Disclosure of subsidiaries [line items]
Country			Brazil
Inter Marketplace Ltda.
Disclosure of subsidiaries [line items]
Common shares and/or quotas			1,984,271,386
Proportion of ownership interest in subsidiary			100.00%	100.00%	31.40%
Inter Marketplace Ltda. | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency			BRL
Inter Marketplace Ltda. | BRAZIL
Disclosure of subsidiaries [line items]
Country			Brazil
Inter Asset Holding S.A.
Disclosure of subsidiaries [line items]
Common shares and/or quotas			750,814,000
Proportion of ownership interest in subsidiary			0.00%	70.00%	22.00%
Equity interest						70.87%
Inter Asset Holding S.A. | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency			BRL
Inter Asset Holding S.A. | BRAZIL
Disclosure of subsidiaries [line items]
Country			Brazil
Inter Titulos Fundo De Investimento [Member]
Disclosure of subsidiaries [line items]
Common shares and/or quotas			499,388,000
Proportion of ownership interest in subsidiary			98.30%	98.30%	30.70%
Inter Titulos Fundo De Investimento [Member] | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency			BRL
Inter Titulos Fundo De Investimento [Member] | BRAZIL
Disclosure of subsidiaries [line items]
Country			Brazil
BMA Inter Fundo De Investimento Em Direitos Creditrios Multissetorial
Disclosure of subsidiaries [line items]
Common shares and/or quotas			194,333,000
Proportion of ownership interest in subsidiary			86.50%	90.70%	28.30%
BMA Inter Fundo De Investimento Em Direitos Creditrios Multissetorial | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency			BRL
BMA Inter Fundo De Investimento Em Direitos Creditrios Multissetorial | BRAZIL
Disclosure of subsidiaries [line items]
Country			Brazil
TBI Fundo De Investimento Renda Fixa Credito Privado
Disclosure of subsidiaries [line items]
Common shares and/or quotas			230,278,086
Proportion of ownership interest in subsidiary			100.00%	100.00%	31.40%
TBI Fundo De Investimento Renda Fixa Credito Privado | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency			BRL
TBI Fundo De Investimento Renda Fixa Credito Privado | BRAZIL
Disclosure of subsidiaries [line items]
Country			Brazil
TBI Fundo De Investimento Crdito Privado Investimento Exterior
Disclosure of subsidiaries [line items]
Common shares and/or quotas			15,000,000
Proportion of ownership interest in subsidiary			100.00%	100.00%	31.40%
TBI Fundo De Investimento Crdito Privado Investimento Exterior | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency			BRL
TBI Fundo De Investimento Crdito Privado Investimento Exterior | BRAZIL
Disclosure of subsidiaries [line items]
Country			Brazil
IG Fundo de Investimento Renda Fixa Crédito Privado (c) [Member]
Disclosure of subsidiaries [line items]
Common shares and/or quotas			144,796,772
Proportion of ownership interest in subsidiary			100.00%	0.00%	0.00%
IG Fundo de Investimento Renda Fixa Crédito Privado (c) [Member] | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency			BRL
IG Fundo de Investimento Renda Fixa Crédito Privado (c) [Member] | BRAZIL
Disclosure of subsidiaries [line items]
Country			Brazil
Inter Simples Fundo de Investimento em Direitos Creditórios Multissetorial [Member]
Disclosure of subsidiaries [line items]
Common shares and/or quotas			17,738
Proportion of ownership interest in subsidiary			99.10%	0.00%	0.00%
Inter Simples Fundo de Investimento em Direitos Creditórios Multissetorial [Member] | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency			BRL
Inter Simples Fundo de Investimento em Direitos Creditórios Multissetorial [Member] | BRAZIL
Disclosure of subsidiaries [line items]
Country			Brazil
IM Designs Desenvolvimento de Software Ltda.
Disclosure of subsidiaries [line items]
Common shares and/or quotas			50,000,000
Proportion of ownership interest in subsidiary			50.00%	50.00%	15.70%
IM Designs Desenvolvimento de Software Ltda. | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency			BRL
IM Designs Desenvolvimento de Software Ltda. | BRAZIL
Disclosure of subsidiaries [line items]
Country			Brazil
Acerto Cobrança e Informações Cadastrais S.A.
Disclosure of subsidiaries [line items]
Common shares and/or quotas			60,000,000,000
Proportion of ownership interest in subsidiary			60.00%	60.00%	18.90%
Acerto Cobrança e Informações Cadastrais S.A. | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency			BRL
Acerto Cobrança e Informações Cadastrais S.A. | BRAZIL
Disclosure of subsidiaries [line items]
Country			Brazil
Inter & Co Payments, Inc
Disclosure of subsidiaries [line items]
Common shares and/or quotas			1,000
Proportion of ownership interest in subsidiary			100.00%	100.00%	0.00%
Inter & Co Payments, Inc | United States of America, Dollars
Disclosure of subsidiaries [line items]
Functional currency			US$
Inter & Co Payments, Inc | UNITED STATES
Disclosure of subsidiaries [line items]
Country			USA
Inter Asset Gestão de Recursos Ltda (b)
Disclosure of subsidiaries [line items]
Common shares and/or quotas			750,814
Proportion of ownership interest in subsidiary			70.90%	70.00%	22.00%
Inter Asset Gestão de Recursos Ltda (b) | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency			BRL
Inter Asset Gestão de Recursos Ltda (b) | BRAZIL
Disclosure of subsidiaries [line items]
Country			Brazil
Inter Café Ltda.
Disclosure of subsidiaries [line items]
Common shares and/or quotas			3,010,000
Proportion of ownership interest in subsidiary			100.00%	100.00%	31.40%
Inter Café Ltda. | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency			BRL
Inter Café Ltda. | BRAZIL
Disclosure of subsidiaries [line items]
Country			Brazil
Inter Boutiques Ltda.
Disclosure of subsidiaries [line items]
Common shares and/or quotas			2,510,008
Proportion of ownership interest in subsidiary			100.00%	100.00%	31.40%
Inter Boutiques Ltda. | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency			BRL
Inter Boutiques Ltda. | BRAZIL
Disclosure of subsidiaries [line items]
Country			Brazil
Inter Food Ltda.
Disclosure of subsidiaries [line items]
Common shares and/or quotas			7,000,000
Proportion of ownership interest in subsidiary			70.00%	70.00%	22.00%
Inter Food Ltda. | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency			BRL
Inter Food Ltda. | BRAZIL
Disclosure of subsidiaries [line items]
Country			Brazil
Inter Viagens e Entretenimento Ltda.
Disclosure of subsidiaries [line items]
Common shares and/or quotas			94,515,000
Proportion of ownership interest in subsidiary			100.00%	100.00%	0.00%
Inter Viagens e Entretenimento Ltda. | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency			BRL
Inter Viagens e Entretenimento Ltda. | BRAZIL
Disclosure of subsidiaries [line items]
Country			Brazil
Inter Conectividade Ltda. [Member]
Disclosure of subsidiaries [line items]
Common shares and/or quotas			33,533,805
Proportion of ownership interest in subsidiary			100.00%	0.00%	0.00%
Inter Conectividade Ltda. [Member] | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency			BRL
Inter Conectividade Ltda. [Member] | BRAZIL
Disclosure of subsidiaries [line items]
Country			Brazil
Inter US Management, LLC [Member]
Disclosure of subsidiaries [line items]
Common shares and/or quotas			100,000
Proportion of ownership interest in subsidiary			100.00%	0.00%	0.00%
Inter US Management, LLC [Member] | United States of America, Dollars
Disclosure of subsidiaries [line items]
Functional currency			US$
Inter US Management, LLC [Member] | UNITED STATES
Disclosure of subsidiaries [line items]
Country			USA
Inter US Finance, LLC [Member]
Disclosure of subsidiaries [line items]
Common shares and/or quotas			100,000
Proportion of ownership interest in subsidiary			100.00%	0.00%	0.00%
Inter US Finance, LLC [Member] | United States of America, Dollars
Disclosure of subsidiaries [line items]
Functional currency			US$
Inter US Finance, LLC [Member] | UNITED STATES
Disclosure of subsidiaries [line items]
Country			USA